1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.7%

COMMUNICATION SERVICES – 10.3%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.2%

AT&T, Inc.	111,152	$3,182,282

Lumen Technologies, Inc.	16,385	202,846

Verizon Communications, Inc.	64,700	3,542,325

		$6,927,453

ENTERTAINMENT – 2.2%

Activision Blizzard, Inc.	11,920	1,084,720

Electronic Arts, Inc.	4,510	645,832

Liberty Media Corp. - Liberty Formula One, Class A*	5	181

Liberty Media Corp. - Liberty Formula One, Class C*	3,085	124,110

Lions Gate Entertainment Corp., Class A*,#	1,000	13,990

Lions Gate Entertainment Corp., Class B*	2,400	29,664

Live Nation Entertainment, Inc.*	2,170	144,196

Madison Square Garden Entertainment Corp.*	329	29,199

Madison Square Garden Sports Corp.*	29	4,695

Netflix, Inc.*	6,600	3,513,774

Roku, Inc.*	1,700	661,351

Spotify Technology SA*	2,050	645,750

Take-Two Interactive Software, Inc.*	1,750	350,787

Walt Disney Co. (The)*	28,133	4,731,127

World Wrestling Entertainment, Inc., Class A	650	36,614

Zynga, Inc., Class A*	14,000	138,740

		$12,154,730

INTERACTIVE MEDIA & SERVICES – 5.3%

Alphabet, Inc., Class A*	4,745	8,670,823

Alphabet, Inc., Class C*	4,579	8,405,854

Facebook, Inc., Class A*	37,880	9,785,540

IAC/InterActiveCorp*	1,150	241,443

Match Group, Inc.*	3,442	481,398

Pinterest, Inc., Class A*	6,293	431,133

TripAdvisor, Inc.*	1,600	49,552

Twitter, Inc.*	12,160	614,445

Zillow Group, Inc., Class A*,#	850	117,912

Zillow Group, Inc., Class C*	2,295	299,406

		$29,097,506

MEDIA – 1.4%

Altice USA, Inc., Class A*	4,600	163,622

Cable One, Inc.	90	180,000

Charter Communications, Inc., Class A*	2,252	1,368,225

Comcast Corp., Class A	70,750	3,507,078

Discovery, Inc., Class A*,#	2,200	91,124

Discovery, Inc., Class C*	4,900	171,647

DISH Network Corp., Class A*	3,946	114,513

Fox Corp., Class A	5,476	170,742

Fox Corp., Class B	2,300	68,747

Interpublic Group of Cos., Inc. (The)	6,218	149,667

Description	Number of Shares	Value

John Wiley & Sons, Inc., Class A	200	$9,122

Liberty Broadband Corp., Class A*	335	48,632

Liberty Broadband Corp., Class C*	2,468	360,451

Liberty Media Corp. – Liberty SiriusXM, Class A*	1,043	42,158

Liberty Media Corp. – Liberty SiriusXM, Class C*	2,486	100,832

New York Times Co. (The), Class A	2,550	126,455

News Corp., Class A	5,907	114,596

News Corp., Class B	1,448	27,338

Nexstar Media Group, Inc., Class A	650	73,886

Omnicom Group, Inc.	3,240	202,111

Sirius XM Holdings, Inc.#	16,940	106,044

ViacomCBS, Inc., Class B	8,396	407,206

		$7,604,196

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

Telephone & Data Systems, Inc.	1,550	29,062

T-Mobile US, Inc.*	8,619	1,086,684

		$1,115,746

TOTAL COMMUNICATION SERVICES		$56,899,631

CONSUMER DISCRETIONARY – 12.6%

AUTO COMPONENTS – 0.2%

Aptiv PLC	4,150	554,440

BorgWarner, Inc.	3,680	154,523

Gentex Corp.	3,580	118,319

Lear Corp.	1,000	150,760

		$978,042

AUTOMOBILES – 2.0%

Ford Motor Co.	60,350	635,485

General Motors Co.	19,550	990,794

Harley-Davidson, Inc.	2,270	91,004

Tesla, Inc.*	11,990	9,514,425

Thor Industries, Inc.	750	90,758

		$11,322,466

DISTRIBUTORS – 0.1%

Genuine Parts Co.	2,120	199,025

LKQ Corp.*	4,618	162,046

Pool Corp.	600	212,508

		$573,579

DIVERSIFIED CONSUMER SERVICES – 0.1%

Bright Horizons Family Solutions, Inc.*	883	134,189

Chegg, Inc.*	1,826	173,945

frontdoor, Inc.*	1,100	60,544

Graham Holdings Co., Class B	40	22,724

Grand Canyon Education, Inc.*	600	50,964

H&R Block, Inc.	2,500	43,075

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Service Corp. International	2,420	$122,041

Terminix Global Holdings, Inc.*	2,318	110,522

		$718,004

HOTELS, RESTAURANTS & LEISURE – 1.6%

Aramark	3,333	114,289

Carnival Corp.	7,900	147,493

Chipotle Mexican Grill, Inc.*	450	666,000

Choice Hotels International, Inc.	610	61,390

Darden Restaurants, Inc.	2,100	245,469

Domino’s Pizza, Inc.	600	222,456

Extended Stay America, Inc.	2,600	38,168

Hilton Worldwide Holdings, Inc.	4,403	446,420

Hyatt Hotels Corp., Class A	550	36,113

Las Vegas Sands Corp.	5,070	243,816

Marriott International, Inc., Class A	4,186	486,874

McDonald’s Corp.	11,849	2,462,696

MGM Resorts International	7,310	208,774

Norwegian Cruise Line Holdings Ltd.*,#	4,500	101,925

Planet Fitness, Inc., Class A*	1,178	84,816

Restaurant Brands International LP	47	2,725

Royal Caribbean Cruises Ltd.	2,780	180,700

Six Flags Entertainment Corp.	1,100	37,620

Starbucks Corp.	18,540	1,794,858

Vail Resorts, Inc.	628	167,023

Wendy’s Co. (The)	2,515	51,306

Wyndham Destinations, Inc.	1,160	51,318

Wyndham Hotels & Resorts, Inc.	1,560	90,745

Wynn Resorts Ltd.	1,468	146,110

Yum China Holdings, Inc.	6,300	357,273

Yum! Brands, Inc.	4,700	477,003

		$8,923,380

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	5,220	400,896

Garmin Ltd.	2,290	263,029

Leggett & Platt, Inc.	2,070	84,870

Lennar Corp., Class A	4,410	366,692

Lennar Corp., Class B	26	1,741

Mohawk Industries, Inc.*	855	122,778

Newell Brands, Inc.	5,769	138,571

NVR, Inc.*	100	444,648

PulteGroup, Inc.	3,940	171,390

Tempur Sealy International, Inc.*	2,900	76,560

Toll Brothers, Inc.	1,650	84,315

Whirlpool Corp.	935	173,059

		$2,328,549

INTERNET & DIRECT MARKETING RETAIL – 4.5%

Amazon.com, Inc.*	6,760	21,673,912

Booking Holdings, Inc.*	680	1,322,144

eBay, Inc.	10,390	587,139

Etsy, Inc.*	1,850	368,317

Expedia Group, Inc.	2,152	267,063

Grubhub, Inc.*	1,410	106,131

Qurate Retail, Inc., Class A	5,900	74,340

Wayfair, Inc., Class A*	1,098	299,007

		$24,698,053

Description	Number of Shares	Value

LEISURE PRODUCTS – 0.2%

Brunswick Corp.	1,100	$95,106

Hasbro, Inc.	1,990	186,702

Mattel, Inc.*	5,050	91,506

Peloton Interactive, Inc., Class A*	4,000	584,520

Polaris, Inc.	900	105,003

		$1,062,837

MULTILINE RETAIL – 0.5%

Dollar General Corp.	3,950	768,709

Dollar Tree, Inc.*	3,662	372,279

Kohl’s Corp.	2,410	106,185

Nordstrom, Inc.#	1,780	63,101

Ollie’s Bargain Outlet Holdings, Inc.*	873	82,699

Target Corp.	7,910	1,433,055

		$2,826,028

SPECIALTY RETAIL – 2.2%

Advance Auto Parts, Inc.	1,050	156,597

AutoNation, Inc.*	830	59,162

AutoZone, Inc.*	360	402,613

Best Buy Co., Inc.	3,680	400,458

Burlington Stores, Inc.*	1,000	248,900

CarMax, Inc.*	2,600	306,228

Carvana Co.*	900	235,071

Dick’s Sporting Goods, Inc.	800	53,608

Five Below, Inc.*	878	154,291

Floor & Decor Holdings, Inc., Class A*	1,510	139,026

Foot Locker, Inc.	1,610	70,550

Gap, Inc. (The)*	2,900	58,725

Home Depot, Inc. (The)	17,100	4,631,022

L Brands, Inc.	3,610	147,144

Leslie’s, Inc.*,#	400	11,440

Lowe’s Cos., Inc.	12,100	2,018,885

O’Reilly Automotive, Inc.*	1,150	489,291

Penske Automotive Group, Inc.	300	17,952

Ross Stores, Inc.	5,490	610,982

TJX Cos., Inc. (The)	18,930	1,212,277

Tractor Supply Co.	1,750	248,045

Ulta Beauty, Inc.*	850	237,796

Vroom, Inc.*	100	3,683

Williams-Sonoma, Inc.	1,210	155,993

		$12,069,739

TEXTILES, APPAREL & LUXURY GOODS – 0.8%

Capri Holdings Ltd.*	2,000	83,320

Carter’s, Inc.	550	48,422

Columbia Sportswear Co.	318	27,812

Hanesbrands, Inc.	5,200	79,508

Lululemon Athletica, Inc.*	1,800	591,624

NIKE, Inc., Class B	19,490	2,603,669

PVH Corp.	1,070	91,228

Ralph Lauren Corp.	735	74,272

Skechers USA, Inc., Class A*	1,843	63,547

Tapestry, Inc.	4,330	136,915

Under Armour, Inc., Class A*,#	2,278	39,865

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Under Armour, Inc., Class C*	4,050	$60,628

VF Corp.	5,200	399,724

		$4,300,534

TOTAL CONSUMER DISCRETIONARY		$69,801,211

CONSUMER STAPLES – 4.8%

BEVERAGES – 1.2%

Boston Beer Co., Inc. (The), Class A*	150	137,534

Brown-Forman Corp., Class A	700	46,284

Brown-Forman Corp., Class B	2,325	166,633

Coca-Cola Co. (The)	50,250	2,419,537

Constellation Brands, Inc., Class A	2,050	432,407

Keurig Dr. Pepper, Inc.	5,850	186,030

Molson Coors Beverage Co., Class B	2,300	115,368

Monster Beverage Corp.*	4,800	416,784

PepsiCo., Inc.	18,050	2,465,088

		$6,385,665

FOOD & STAPLES RETAILING – 1.1%

Casey’s General Stores, Inc.	535	100,302

Costco Wholesale Corp.	5,750	2,026,472

Grocery Outlet Holding Corp.*	1,100	46,959

Kroger Co. (The)	10,050	346,725

Sprouts Farmers Market, Inc.*	1,800	40,770

Sysco Corp.	6,300	450,513

U.S. Foods Holding Corp.*	2,850	88,322

Walgreens Boots Alliance, Inc.	9,400	472,350

Walmart, Inc.	18,150	2,549,893

		$6,122,306

FOOD PRODUCTS – 0.8%

Archer-Daniels-Midland Co.	7,150	357,571

Beyond Meat, Inc.*,#	700	124,656

Bunge Ltd.	2,095	137,097

Campbell Soup Co.	2,500	120,275

Conagra Brands, Inc.	6,300	217,980

Flowers Foods, Inc.	2,800	64,288

General Mills, Inc.	7,850	456,085

Hain Celestial Group, Inc. (The)*	1,200	49,902

Hershey Co. (The)	1,900	276,336

Hormel Foods Corp.	3,600	168,696

Ingredion, Inc.	850	64,150

J.M. Smucker Co. (The)	1,400	162,974

Kellogg Co.	3,250	191,555

Kraft Heinz Co. (The)	8,350	279,808

Lamb Weston Holdings, Inc.	1,850	138,195

McCormick & Co., Inc.	3,200	286,528

Mondelez International, Inc., Class A	18,250	1,011,780

Pilgrim’s Pride Corp.*	550	10,659

Post Holdings, Inc.*	838	79,484

TreeHouse Foods, Inc.*	600	25,338

Tyson Foods, Inc., Class A	3,450	221,870

		$4,445,227

HOUSEHOLD PRODUCTS – 1.1%

Church & Dwight Co., Inc.	3,200	270,176

Clorox Co. (The)	1,600	335,136

Colgate-Palmolive Co.	10,950	854,100

Description	Number of Shares	Value

Energizer Holdings, Inc.	800	$35,072

Kimberly-Clark Corp.	4,400	581,240

Procter & Gamble Co. (The)	31,200	4,000,152

Reynolds Consumer Products, Inc.	500	15,000

Spectrum Brands Holdings, Inc.	500	37,785

		$6,128,661

PERSONAL PRODUCTS – 0.1%

Coty, Inc., Class A	3,140	20,002

Estee Lauder Cos., Inc. (The), Class A	2,850	674,452

Herbalife Nutrition Ltd.*	1,550	78,988

Nu Skin Enterprises, Inc., Class A	650	37,616

		$811,058

TOBACCO – 0.5%

Altria Group, Inc.	24,100	990,028

Philip Morris International, Inc.	20,150	1,604,947

		$2,594,975

TOTAL CONSUMER STAPLES		$26,487,892

ENERGY – 2.4%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	11,100	222,999

ChampionX Corp.*	80	1,223

Halliburton Co.	14,913	262,916

Helmerich & Payne, Inc.	1,710	41,519

NOV, Inc.	6,398	79,208

Schlumberger NV	23,496	521,846

		$1,129,711

OIL, GAS & CONSUMABLE FUELS – 2.2%

Antero Midstream Corp.	4,200	34,020

Apache Corp.	6,440	91,963

Cabot Oil & Gas Corp.	6,700	122,811

Cheniere Energy, Inc.*	3,930	248,887

Chevron Corp.	32,314	2,753,153

Cimarex Energy Co.	1,650	69,597

ConocoPhillips	22,578	903,797

Continental Resources, Inc.#	1,115	21,954

Devon Energy Corp.	10,036	165,193

Diamondback Energy, Inc.	2,647	150,058

EOG Resources, Inc.	9,880	503,485

EQT Corp.	4,300	70,133

Equitrans Midstream Corp.	5,650	37,573

Exxon Mobil Corp.	70,643	3,167,632

Hess Corp.	4,640	250,467

HollyFrontier Corp.	2,040	58,058

Kinder Morgan, Inc.	32,905	463,302

Marathon Oil Corp.	12,850	93,034

Marathon Petroleum Corp.	10,550	455,338

Murphy Oil Corp.	1,550	19,174

Occidental Petroleum Corp.	14,110	283,047

ONEOK, Inc.	7,460	297,132

Phillips 66	7,390	501,042

Pioneer Natural Resources Co.	3,376	408,158

Targa Resources Corp.	3,800	104,006

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Valero Energy Corp.	6,870	$387,674

Williams Cos., Inc. (The)	20,520	435,640

		$12,096,328

TOTAL ENERGY		$13,226,039

FINANCIALS – 11.2%

BANKS – 3.0%

Associated Banc-Corp	3,085	55,345

Bank of Hawaii Corp.	670	52,387

Bank OZK	2,050	76,178

BOK Financial Corp.	620	45,793

Citizens Financial Group, Inc.	7,000	255,080

Comerica, Inc.	2,480	141,856

Commerce Bancshares, Inc.	1,950	130,357

Cullen/Frost Bankers, Inc.	990	91,318

East West Bancorp, Inc.	2,473	148,232

Fifth Third Bancorp	12,000	347,160

First Citizens BancShares, Inc., Class A	100	59,599

First Hawaiian, Inc.	2,200	51,150

First Horizon Corp.	9,484	131,733

First Republic Bank	3,050	442,219

FNB Corp.	6,200	61,132

Huntington Bancshares, Inc.	16,541	218,755

JPMorgan Chase & Co.	51,220	6,590,477

KeyCorp.	16,594	279,775

M&T Bank Corp.§	1,610	213,277

PacWest Bancorp	2,039	61,557

People’s United Financial, Inc.	7,750	105,865

Pinnacle Financial Partners, Inc.	1,150	78,809

PNC Financial Services Group, Inc. (The)	7,310	1,049,131

Popular, Inc.	1,488	84,444

Prosperity Bancshares, Inc.	1,523	102,711

Regions Financial Corp.	16,456	279,917

Signature Bank	900	148,671

Sterling Bancorp	3,050	56,303

SVB Financial Group*	850	372,113

Synovus Financial Corp.	2,144	79,757

TCF Financial Corp.	2,433	94,546

Truist Financial Corp.	23,157	1,111,073

U.S. Bancorp	23,470	1,005,689

Umpqua Holdings Corp.	4,150	60,217

Webster Financial Corp.	1,550	72,462

Wells Fargo & Co.	64,625	1,930,995

Western Alliance Bancorp	1,695	115,565

Wintrust Financial Corp.	850	51,162

Zions Bancorp NA	2,840	125,358

		$16,378,168

CAPITAL MARKETS – 2.9%

Affiliated Managers Group, Inc.	870	95,865

Ameriprise Financial, Inc.	2,040	403,655

Apollo Global Management, Inc.	3,012	138,371

Ares Management Corp., Class A	1,750	79,030

Bank of New York Mellon Corp. (The)	13,770	548,459

BlackRock, Inc.	2,560	1,795,226

Carlyle Group, Inc. (The)	2,050	66,154

Cboe Global Markets, Inc.	1,800	165,114

Description	Number of Shares	Value

Charles Schwab Corp. (The)	23,655	$1,219,179

CME Group, Inc.	6,050	1,099,527

Eaton Vance Corp.	1,923	129,110

Evercore, Inc.	700	76,370

FactSet Research Systems, Inc.	590	178,381

Franklin Resources, Inc.	4,670	122,774

Goldman Sachs Group, Inc. (The)	5,690	1,542,957

Interactive Brokers Group, Inc., Class A	1,248	76,365

Intercontinental Exchange, Inc.	9,390	1,036,187

Invesco Ltd.	6,020	123,952

KKR & Co., Inc.	9,284	361,612

Lazard Ltd., Class A	1,600	65,920

LPL Financial Holdings, Inc.	1,400	151,676

MarketAxess Holdings, Inc.	650	351,494

Moody’s Corp.	2,740	729,552

Morgan Stanley	22,905	1,535,780

Morningstar, Inc.	350	80,462

MSCI, Inc.	1,370	541,561

Nasdaq, Inc.	1,930	261,071

Northern Trust Corp.	3,280	292,543

Raymond James Financial, Inc.	2,110	210,852

S&P Global, Inc.	4,090	1,296,530

SEI Investments Co.	1,840	97,244

State Street Corp.	5,970	417,900

T Rowe Price Group, Inc.	3,880	607,142

Tradeweb Markets, Inc., Class A	1,400	85,106

Virtu Financial, Inc., Class A	900	24,993

		$16,008,114

CONSUMER FINANCE – 0.6%

Ally Financial, Inc.	6,513	246,452

American Express Co.	11,240	1,306,762

Capital One Financial Corp.	7,800	813,228

Credit Acceptance Corp.*,#	200	77,154

Discover Financial Services	5,280	441,091

LendingTree, Inc.*,#	150	48,828

OneMain Holdings, Inc.	1,100	51,216

Santander Consumer USA Holdings, Inc.	1,250	27,625

SLM Corp.	6,710	93,135

Synchrony Financial	9,900	333,135

		$3,438,626

DIVERSIFIED FINANCIAL SERVICES – 2.5%

Bank of America Corp.	132,500	3,928,625

Berkshire Hathaway, Inc., Class B*	31,696	7,222,567

Citigroup, Inc.	35,782	2,074,998

Equitable Holdings, Inc.	6,943	172,048

Jefferies Financial Group, Inc.	3,748	87,516

Voya Financial, Inc.	2,080	115,357

		$13,601,111

INSURANCE – 2.1%

Aflac, Inc.	11,850	535,383

Alleghany Corp.	226	128,108

Allstate Corp. (The)	5,230	560,551

American Financial Group, Inc.	1,250	117,675

American International Group, Inc.	14,730	551,491

American National Group, Inc.	150	13,257

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Aon PLC, Class A	3,950	$802,245

Arch Capital Group Ltd.*	6,520	204,793

Arthur J. Gallagher & Co.	3,280	378,545

Assurant, Inc.	980	132,761

Assured Guaranty Ltd.	1,550	55,413

Athene Holding Ltd., Class A*	2,010	82,189

Axis Capital Holdings Ltd.	1,280	58,752

Brighthouse Financial, Inc.*	1,550	54,808

Brown & Brown, Inc.	4,040	174,084

Chubb Ltd.	7,847	1,143,072

Cincinnati Financial Corp.	2,556	214,934

CNA Financial Corp.	150	5,763

Erie Indemnity Co., Class A	420	102,102

Everest Re Group Ltd.	670	141,424

Fidelity National Financial, Inc.	4,641	168,468

First American Financial Corp.	1,828	95,586

Globe Life, Inc.	1,943	175,628

GoHealth, Inc., Class A*	750	9,983

Hanover Insurance Group, Inc. (The)	600	67,482

Hartford Financial Services Group, Inc. (The)	5,890	282,838

Kemper Corp.	1,028	72,320

Lemonade, Inc.*,#	250	36,313

Lincoln National Corp.	3,258	148,206

Loews Corp.	4,450	201,540

Markel Corp.*	230	222,980

Marsh & McLennan Cos., Inc.	8,590	944,127

Mercury General Corp.	300	15,903

MetLife, Inc.	13,001	625,998

Old Republic International Corp.	4,168	75,441

Primerica, Inc.	623	86,790

Principal Financial Group, Inc.	4,540	223,686

Progressive Corp. (The)	9,980	870,156

Prudential Financial, Inc.	6,830	534,652

Reinsurance Group of America, Inc.	1,040	109,252

RenaissanceRe Holdings Ltd.	778	117,042

Travelers Cos., Inc. (The)	4,230	576,549

Unum Group	3,360	78,053

W.R. Berkley Corp.	2,370	147,272

White Mountains Insurance Group Ltd.	60	61,200

Willis Towers Watson PLC	2,250	456,615

		$11,861,430

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.	9,335	145,626

Annaly Capital Management, Inc.	24,030	195,124

New Residential Investment Corp.	7,050	66,199

Starwood Property Trust, Inc.	4,768	89,448

		$496,397

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	5,100	59,772

New York Community Bancorp, Inc.	7,783	81,410

Rocket Cos., Inc., Class A*,#	1,900	40,584

TFS Financial Corp.	955	16,875

		$198,641

TOTAL FINANCIALS		$61,982,487

Description	Number of Shares	Value

HEALTH CARE – 13.8%

BIOTECHNOLOGY – 2.2%

AbbVie, Inc.	27,361	$2,803,955

ACADIA Pharmaceuticals, Inc.*	1,650	79,283

Acceleron Pharma, Inc.*	800	92,424

Agios Pharmaceuticals, Inc.*	1,050	49,319

Alexion Pharmaceuticals, Inc.*	3,390	519,789

Alkermes PLC*	2,650	55,624

Alnylam Pharmaceuticals, Inc.*	1,850	278,388

Amgen, Inc.	9,014	2,176,250

Biogen, Inc.*	2,400	678,264

BioMarin Pharmaceutical, Inc.*	2,900	240,062

Bluebird Bio, Inc.*	1,100	49,005

Exact Sciences Corp.*	2,350	322,326

Exelixis, Inc.*	4,700	104,387

Gilead Sciences, Inc.	19,394	1,272,246

Global Blood Therapeutics, Inc.*,#	900	45,108

Incyte Corp.*	2,810	252,197

Ionis Pharmaceuticals, Inc.*	2,050	123,144

Iovance Biotherapeutics, Inc.*	2,050	89,872

Moderna, Inc.*	4,500	779,220

Neurocrine Biosciences, Inc.*	1,500	164,625

Regeneron Pharmaceuticals, Inc.*	1,500	755,760

Sage Therapeutics, Inc.*	800	64,520

Sarepta Therapeutics, Inc.*	1,115	99,681

Seagen, Inc.*	1,950	320,326

United Therapeutics Corp.*	640	104,845

Vertex Pharmaceuticals, Inc.*	4,093	937,624

		$12,458,244

HEALTH CARE EQUIPMENT & SUPPLIES – 3.7%

Abbott Laboratories	27,145	3,354,851

ABIOMED, Inc.*	700	243,775

Align Technology, Inc.*	1,210	635,710

Baxter International, Inc.	7,880	605,420

Becton Dickinson & Co.	4,334	1,134,598

Boston Scientific Corp.*	22,500	797,400

Cooper Cos., Inc. (The)	750	273,030

Danaher Corp.	9,830	2,337,967

DENTSPLY SIRONA, Inc.	3,479	186,092

DexCom, Inc.*	1,450	543,532

Edwards Lifesciences Corp.*	9,766	806,476

Envista Holdings Corp.*	2,500	88,850

Globus Medical, Inc.*	1,050	64,775

Haemonetics Corp.*	750	85,718

Hill-Rom Holdings, Inc.	1,110	106,604

Hologic, Inc.*	4,040	322,109

ICU Medical, Inc.*	300	61,344

IDEXX Laboratories, Inc.*	1,330	636,644

Insulet Corp.*	1,050	280,539

Integra LifeSciences Holdings Corp.*	1,048	69,210

Intuitive Surgical, Inc.*	1,850	1,383,134

Masimo Corp.*	800	204,736

Medtronic PLC	21,076	2,346,391

Novocure Ltd.*	1,600	257,536

Penumbra, Inc.*,#	500	130,545

Quidel Corp.*	568	142,551

January 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ResMed, Inc.	2,270	$457,564

STERIS PLC	1,400	261,954

Stryker Corp.	5,500	1,215,555

Tandem Diabetes Care, Inc.*	900	83,385

Teleflex, Inc.	710	268,117

Varian Medical Systems, Inc.*	1,450	254,577

West Pharmaceutical Services, Inc.	1,150	344,413

Zimmer Biomet Holdings, Inc.	3,310	508,648

		$20,493,750

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Acadia Healthcare Co., Inc.*	1,250	63,350

Amedisys, Inc.*	500	143,655

American Well Corp., Class A*,#	600	21,246

AmerisourceBergen Corp.	2,370	246,954

Anthem, Inc.	3,910	1,161,192

Cardinal Health, Inc.	4,820	258,979

Centene Corp.*	8,930	538,479

Chemed Corp.	250	129,475

Cigna Corp.	5,592	1,213,744

CVS Health Corp.	20,571	1,473,912

DaVita, Inc.*	1,188	139,436

Encompass Health Corp.	1,480	118,992

Guardant Health, Inc.*	1,285	199,817

HCA Healthcare, Inc.	4,250	690,540

Henry Schein, Inc.*	2,270	149,479

Humana, Inc.	2,080	796,869

Laboratory Corp. of America Holdings*	1,557	356,413

McKesson Corp.	2,550	444,898

Molina Healthcare, Inc.*	900	192,249

Premier, Inc., Class A	1,700	57,579

Quest Diagnostics, Inc.	2,100	271,215

UnitedHealth Group, Inc.	14,670	4,893,619

Universal Health Services, Inc., Class B	1,180	147,122

		$13,709,214

HEALTH CARE TECHNOLOGY – 0.3%

Cerner Corp.	4,940	395,743

Change Healthcare, Inc.*	3,600	85,896

Teladoc Health, Inc.*	1,677	442,443

Veeva Systems, Inc., Class A*	2,120	586,053

		$1,510,135

LIFE SCIENCES TOOLS & SERVICES – 1.4%

10X Genomics, Inc., Class A*	900	154,035

Adaptive Biotechnologies Corp.*	1,150	63,790

Agilent Technologies, Inc.	4,890	587,631

Avantor, Inc.*	7,595	223,977

Berkeley Lights, Inc.*	150	10,800

Bio-Rad Laboratories, Inc., Class A*	340	195,082

Bio-Techne Corp.	600	194,946

Bruker Corp.	1,600	92,624

Charles River Laboratories International, Inc.*	820	212,421

Illumina, Inc.*	2,290	976,548

IQVIA Holdings, Inc.*	2,980	529,844

Mettler-Toledo International, Inc.*	370	432,197

PerkinElmer, Inc.	1,770	260,314

PPD, Inc.*	2,443	78,567

Description	Number of Shares	Value

PRA Health Sciences, Inc.*	975	$120,159

QIAGEN NV*	3,600	194,940

Repligen Corp.*	800	160,000

Syneos Health, Inc.*	1,150	85,502

Thermo Fisher Scientific, Inc.	6,220	3,170,334

Waters Corp.*	960	254,083

		$7,997,794

PHARMACEUTICALS – 3.7%

Bristol-Myers Squibb Co.	35,226	2,163,933

Catalent, Inc.*	2,550	293,377

Elanco Animal Health, Inc.*	7,150	207,564

Eli Lilly & Co.	13,080	2,720,248

Horizon Therapeutics PLC*	3,200	231,936

Jazz Pharmaceuticals PLC*	860	133,730

Johnson & Johnson	41,000	6,688,330

Merck & Co., Inc.	39,666	3,057,059

Nektar Therapeutics*	2,900	57,130

Perrigo Co. PLC	1,808	77,202

Pfizer, Inc.	86,403	3,101,868

Reata Pharmaceuticals, Inc., Class A*	400	41,436

Royalty Pharma PLC, Class A	1,450	68,165

Viatris, Inc.*	18,255	310,152

Zoetis, Inc.	7,481	1,153,944

		$20,306,074

TOTAL HEALTH CARE		$76,475,211

INDUSTRIALS – 8.9%

AEROSPACE & DEFENSE – 1.5%

Axon Enterprise, Inc.*	1,000	164,160

Boeing Co. (The)	8,790	1,706,930

BWX Technologies, Inc.	1,505	81,150

Curtiss-Wright Corp.	715	74,210

General Dynamics Corp.	4,130	605,788

HEICO Corp.	750	88,305

HEICO Corp., Class A	1,302	138,416

Hexcel Corp.	1,350	58,941

Howmet Aerospace, Inc.	6,316	155,247

Huntington Ingalls Industries, Inc.	645	101,478

L3Harris Technologies, Inc.	3,382	580,047

Lockheed Martin Corp.	4,050	1,303,371

Mercury Systems, Inc.*	850	60,401

Northrop Grumman Corp.	2,520	722,257

Raytheon Technologies Corp.	23,354	1,558,412

Spirit AeroSystems Holdings, Inc., Class A	1,690	57,240

Teledyne Technologies, Inc.*	600	214,206

Textron, Inc.	3,653	165,335

TransDigm Group, Inc.*	840	464,755

Virgin Galactic Holdings, Inc.*,#	850	37,647

		$8,338,296

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	2,184	186,863

Expeditors International of Washington, Inc.	2,630	235,438

FedEx Corp.	3,960	931,946

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

United Parcel Service, Inc., Class B	11,730	$1,818,150

XPO Logistics, Inc.*	1,450	160,094

		$3,332,491

AIRLINES – 0.3%

Alaska Air Group, Inc.	1,875	91,556

American Airlines Group, Inc.#	8,793	150,976

Copa Holdings SA, Class A	400	30,948

Delta Air Lines, Inc.	10,490	398,201

JetBlue Airways Corp.*	4,850	69,549

Southwest Airlines Co.	9,480	416,551

United Airlines Holdings, Inc.*	4,883	195,271

		$1,353,052

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	2,100	114,030

Allegion PLC	1,433	153,345

Armstrong World Industries, Inc.	778	60,847

AZEK Co., Inc. (The)*	1,150	45,874

Carrier Global Corp.	14,250	548,625

Fortune Brands Home & Security, Inc.	2,260	194,925

Johnson Controls International PLC	11,931	594,403

Lennox International, Inc.	600	165,294

Masco Corp.	4,630	251,455

Owens Corning	1,648	127,885

Trane Technologies PLC	3,850	551,898

Trex Co., Inc.*	1,894	173,812

		$2,982,393

COMMERCIAL SERVICES & SUPPLIES – 0.4%

ADT, Inc.	2,560	23,117

Cintas Corp.	1,420	451,730

Clean Harbors, Inc.*	850	65,841

Copart, Inc.*	3,300	362,175

IAA, Inc.*	2,268	129,593

MSA Safety, Inc.	550	85,866

Republic Services, Inc.	3,390	306,863

Rollins, Inc.	3,450	124,269

Stericycle, Inc.*	1,485	97,238

Waste Management, Inc.	6,890	766,995

		$2,413,687

CONSTRUCTION & ENGINEERING – 0.1%

AECOM*	2,525	126,502

Jacobs Engineering Group, Inc.	2,000	201,920

Quanta Services, Inc.	2,238	157,712

Valmont Industries, Inc.	310	59,805

		$545,939

ELECTRICAL EQUIPMENT – 0.6%

Acuity Brands, Inc.	650	78,156

AMETEK, Inc.	3,710	420,195

Array Technologies, Inc.*	850	34,646

Eaton Corp. PLC	6,528	768,346

Emerson Electric Co.	9,590	760,966

Generac Holdings, Inc.*	997	245,681

GrafTech International Ltd.	1,050	10,185

Hubbell, Inc.	890	138,484

nVent Electric PLC	2,916	65,260

Description	Number of Shares	Value

Regal Beloit Corp.	600	$75,288

Rockwell Automation, Inc.	1,870	464,751

Sensata Technologies Holding PLC*	2,298	125,241

Vertiv Holdings Co.	3,750	75,450

		$3,262,649

INDUSTRIAL CONGLOMERATES – 1.1%

3M Co.	9,160	1,609,045

Carlisle Cos., Inc.	890	128,988

General Electric Co.	142,520	1,522,114

Honeywell International, Inc.	11,470	2,240,894

Roper Technologies, Inc.	1,700	667,947

		$6,168,988

MACHINERY – 1.8%

AGCO Corp.	995	110,346

Allison Transmission Holdings, Inc.	1,600	65,120

Caterpillar, Inc.	8,850	1,618,134

Colfax Corp.*	1,650	61,248

Crane Co.	900	68,112

Cummins, Inc.	2,430	569,641

Deere & Co.	4,640	1,340,032

Donaldson Co., Inc.	2,260	134,334

Dover Corp.	2,360	274,916

Flowserve Corp.	1,898	67,493

Fortive Corp.	4,940	326,435

Gates Industrial Corp. PLC*	1,200	16,944

Graco, Inc.	2,720	187,517

IDEX Corp.	1,220	227,152

Illinois Tool Works, Inc.	5,150	1,000,181

Ingersoll Rand, Inc.*	5,644	236,145

ITT, Inc.	1,485	110,944

Lincoln Electric Holdings, Inc.	900	103,050

Middleby Corp. (The)*	850	115,362

Nordson Corp.	950	170,040

Oshkosh Corp.	1,090	99,833

Otis Worldwide Corp.	6,675	431,539

PACCAR, Inc.	5,490	500,798

Parker-Hannifin Corp.	2,060	545,097

Pentair PLC	2,564	139,635

Snap-on, Inc.	880	158,391

Stanley Black & Decker, Inc.	2,520	437,195

Timken Co. (The)	1,000	75,660

Toro Co. (The)	1,730	163,053

Trinity Industries, Inc.	1,600	44,496

Westinghouse Air Brake Technologies Corp.	2,965	220,033

Woodward, Inc.	875	97,956

Xylem, Inc.	2,810	271,418

		$9,988,250

MARINE – 0.0%**

Kirby Corp.*	1,000	50,760

PROFESSIONAL SERVICES – 0.5%

CoreLogic, Inc.	1,300	97,877

CoStar Group, Inc.*	650	584,811

Dun & Bradstreet Holdings, Inc.*	1,450	34,293

Equifax, Inc.	1,960	347,136

FTI Consulting, Inc.*	500	54,985

January 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

IHS Markit Ltd.	6,387	$556,180

ManpowerGroup, Inc.	1,010	89,324

Nielsen Holdings PLC	5,200	116,116

Robert Half International, Inc.	1,848	124,740

TransUnion	3,100	269,824

Verisk Analytics, Inc.	2,550	467,925

		$2,743,211

ROAD & RAIL – 1.2%

AMERCO	163	75,378

CSX Corp.	12,450	1,067,650

JB Hunt Transport Services, Inc.	1,430	192,564

Kansas City Southern	1,480	299,951

Knight-Swift Transportation Holdings, Inc.	2,085	83,400

Landstar System, Inc.	590	82,246

Lyft, Inc., Class A*	4,050	180,063

Norfolk Southern Corp.	4,160	984,339

Old Dominion Freight Line, Inc.	1,550	300,700

Ryder System, Inc.	1,090	68,223

Schneider National, Inc., Class B	923	19,383

Uber Technologies, Inc.*	22,600	1,151,018

Union Pacific Corp.	11,120	2,195,866

		$6,700,781

TRADING COMPANIES & DISTRIBUTORS – 0.2%

Air Lease Corp.	1,450	57,463

Fastenal Co.	9,340	425,811

MSC Industrial Direct Co., Inc., Class A	940	72,916

United Rentals, Inc.*	1,170	284,322

Univar Solutions, Inc.*	2,700	50,193

Watsco, Inc.	550	131,169

WW Grainger, Inc.	740	269,649

		$1,291,523

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Corp.	1,400	38,906

TOTAL INDUSTRIALS		$49,210,926

INFORMATION TECHNOLOGY – 28.0%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	900	276,804

Ciena Corp.*	2,423	129,364

Cisco Systems, Inc.	66,850	2,980,173

CommScope Holding Co., Inc.*	3,000	44,070

EchoStar Corp., Class A*	170	3,560

F5 Networks, Inc.*	963	188,700

Juniper Networks, Inc.	4,640	113,309

Lumentum Holdings, Inc.*	1,200	112,560

Motorola Solutions, Inc.	2,630	440,656

Ubiquiti, Inc.	100	30,799

Viasat, Inc.*,#	800	34,832

		$4,354,827

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	4,700	586,936

Arrow Electronics, Inc.*	1,085	105,929

Avnet, Inc.	1,400	49,434

CDW Corp.	2,290	301,501

Cognex Corp.	2,700	221,751

Description	Number of Shares	Value

Coherent, Inc.*	350	$70,294

Corning, Inc.	11,920	427,570

Dolby Laboratories, Inc., Class A	990	87,150

FLIR Systems, Inc.	2,000	104,100

IPG Photonics Corp.*	550	122,887

Jabil, Inc.	2,158	89,276

Keysight Technologies, Inc.*	2,900	410,611

Littelfuse, Inc.	393	95,644

National Instruments Corp.	2,020	83,628

SYNNEX Corp.	543	44,320

Trimble, Inc.*	3,980	262,322

Vontier Corp.*	2,056	66,676

Zebra Technologies Corp., Class A*	800	310,264

		$3,440,293

IT SERVICES – 5.4%

Accenture PLC, Class A	10,100	2,443,392

Akamai Technologies, Inc.*	2,500	277,575

Alliance Data Systems Corp.	590	39,914

Amdocs Ltd.	1,920	135,590

Automatic Data Processing, Inc.	6,730	1,111,258

BigCommerce Holdings, Inc.*,#	100	7,994

Black Knight, Inc.*	2,337	190,910

Booz Allen Hamilton Holding Corp.	2,050	174,599

Broadridge Financial Solutions, Inc.	1,830	258,597

CACI International, Inc., Class A*	353	85,151

Cognizant Technology Solutions Corp., Class A	8,410	655,559

Concentrix Corp.*	693	74,096

DXC Technology Co.	3,526	99,433

EPAM Systems, Inc.*	850	292,765

Euronet Worldwide, Inc.*	765	95,594

Fastly, Inc., Class A*,#	1,200	131,220

Fidelity National Information Services, Inc.	9,700	1,197,562

Fiserv, Inc.*	8,960	920,102

FleetCor Technologies, Inc.*	1,300	315,575

Gartner, Inc.*	1,400	212,674

Genpact Ltd.	2,645	101,251

Global Payments, Inc.	4,663	823,113

GoDaddy, Inc., Class A*	2,650	208,237

International Business Machines Corp.	13,910	1,656,820

Jack Henry & Associates, Inc.	1,150	166,509

Leidos Holdings, Inc.	2,200	233,332

Mastercard, Inc., Class A	13,920	4,402,757

MongoDB, Inc.*	815	301,232

Okta, Inc.*	1,800	466,218

Paychex, Inc.	4,920	429,614

PayPal Holdings, Inc.*	18,565	4,349,965

Sabre Corp.	3,850	41,503

Science Applications International Corp.	800	76,824

Square, Inc., Class A*	5,800	1,252,568

StoneCo Ltd., Class A*	3,000	215,700

Switch, Inc., Class A	800	13,776

Twilio, Inc., Class A*	2,200	790,746

VeriSign, Inc.*	1,550	300,808

Visa, Inc., Class A	26,570	5,134,652

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Western Union Co. (The)	5,840	$130,057

WEX, Inc.*	715	134,849

		$29,950,091

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.1%

Advanced Micro Devices, Inc.*	18,900	1,618,596

Allegro MicroSystems, Inc.*	350	9,772

Analog Devices, Inc.	5,752	847,442

Applied Materials, Inc.	14,430	1,395,092

Broadcom, Inc.	6,233	2,807,966

Cirrus Logic, Inc.*	850	79,637

Cree, Inc.*	1,775	179,417

Enphase Energy, Inc.*	1,650	300,878

Entegris, Inc.	2,100	206,619

First Solar, Inc.*	1,350	133,853

Inphi Corp.*	800	134,888

Intel Corp.	64,520	3,581,505

KLA Corp.	2,450	686,172

Lam Research Corp.	2,280	1,103,406

Marvell Technology Group Ltd.	10,953	563,641

Maxim Integrated Products, Inc.	4,270	374,522

Microchip Technology, Inc.	3,839	522,526

Micron Technology, Inc.*	17,550	1,373,638

MKS Instruments, Inc.	883	139,576

Monolithic Power Systems, Inc.	680	241,597

NVIDIA Corp.	9,230	4,795,816

ON Semiconductor Corp.*	6,378	219,977

Qorvo, Inc.*	1,750	299,040

QUALCOMM, Inc.	17,680	2,763,030

Skyworks Solutions, Inc.	2,650	448,513

SolarEdge Technologies, Inc.*	775	223,456

Teradyne, Inc.	2,650	300,722

Texas Instruments, Inc.	14,450	2,394,220

Universal Display Corp.	700	161,574

Xilinx, Inc.	3,850	502,695

		$28,409,786

SOFTWARE – 9.7%

2U, Inc.*,#	1,000	40,900

Adobe, Inc.*	7,560	3,468,301

Alteryx, Inc., Class A*	850	107,143

Anaplan, Inc.*	2,068	137,936

ANSYS, Inc.*	1,330	471,312

Aspen Technology, Inc.*	1,093	146,353

Atlassian Corp. PLC, Class A*	2,100	485,373

Autodesk, Inc.*	3,430	951,585

Avalara, Inc.*	1,333	199,950

Bill.com Holdings, Inc.*	1,150	140,162

Cadence Design Systems, Inc.*	4,360	568,500

CDK Global, Inc.	1,926	96,107

Ceridian HCM Holding, Inc.*	1,775	164,915

Citrix Systems, Inc.	1,890	251,956

Cloudflare, Inc., Class A*	1,650	126,489

Coupa Software, Inc.*	1,100	340,857

Crowdstrike Holdings, Inc., Class A*	2,319	500,440

Datadog, Inc., Class A*	2,348	241,257

DocuSign, Inc.*	2,850	663,736

Dropbox, Inc., Class A*	3,600	81,468

Description	Number of Shares	Value

Duck Creek Technologies, Inc.*,#	250	$12,085

Dynatrace, Inc.*	2,773	115,107

Elastic NV*	1,050	159,558

Everbridge, Inc.*	550	73,112

Fair Isaac Corp.*	500	225,055

FireEye, Inc.*,#	3,450	72,450

Five9, Inc.*	943	156,774

Fortinet, Inc.*	2,100	303,975

Globant SA*	700	134,400

Guidewire Software, Inc.*	1,300	149,162

HubSpot, Inc.*	653	243,047

Intuit, Inc.	3,950	1,426,858

Jamf Holding Corp.*	350	12,926

Manhattan Associates, Inc.*	973	110,173

Medallia, Inc.*,#	1,400	58,100

Microsoft Corp.	117,649	27,289,862

nCino, Inc.*	150	10,755

New Relic, Inc.*	800	60,144

NortonLifeLock, Inc.	7,970	167,928

Nuance Communications, Inc.*	4,355	198,327

Nutanix, Inc., Class A*	2,950	90,034

Oracle Corp.	29,610	1,789,332

PagerDuty, Inc.*	1,050	51,167

Palo Alto Networks, Inc.*	1,440	505,080

Paycom Software, Inc.*	750	284,805

Paylocity Holding Corp.*	575	107,790

Pegasystems, Inc.	620	79,019

Pluralsight, Inc., Class A*	1,150	23,920

Proofpoint, Inc.*	853	110,105

PTC, Inc.*	1,700	225,947

RealPage, Inc.*	1,335	115,571

RingCentral, Inc., Class A*	1,250	466,150

salesforce.com, Inc.*	13,784	3,109,119

ServiceNow, Inc.*	3,050	1,656,638

Slack Technologies, Inc., Class A*	6,106	257,490

Smartsheet, Inc., Class A*	1,705	118,907

SolarWinds Corp.*,#	873	14,675

Splunk, Inc.*	2,550	420,826

SS&C Technologies Holdings, Inc.	3,500	220,080

Synopsys, Inc.*	2,400	613,080

Teradata Corp.*	1,320	35,508

Trade Desk, Inc. (The), Class A*	650	497,893

Tyler Technologies, Inc.*	600	253,674

Unity Software, Inc.*,#	400	59,928

VMware, Inc., Class A*,#	1,310	180,583

Workday, Inc., Class A*	2,750	625,707

Zendesk, Inc.*	1,865	269,008

Zoom Video Communications, Inc., Class A*	2,638	981,521

Zscaler, Inc.*	1,150	229,655

		$53,557,750

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.4%

Apple, Inc.	253,990	33,516,520

Dell Technologies, Inc., Class C*	4,069	296,589

Hewlett Packard Enterprise Co.	19,190	236,805

HP, Inc.	21,490	523,067

NCR Corp.*	1,870	62,383

NetApp, Inc.	3,553	236,061

January 31, 2021 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Pure Storage, Inc., Class A*	3,845	$88,935

Western Digital Corp.	4,533	255,797

Xerox Holdings Corp.	2,350	49,421

		$35,265,578

TOTAL INFORMATION TECHNOLOGY		$154,978,325

MATERIALS – 2.9%

CHEMICALS – 1.9%

Air Products & Chemicals, Inc.	3,700	987,012

Albemarle Corp.	1,800	292,788

Ashland Global Holdings, Inc.	1,000	79,990

Axalta Coating Systems Ltd.*	3,310	89,337

Cabot Corp.	950	41,715

Celanese Corp.	1,900	232,085

CF Industries Holdings, Inc.	3,550	146,899

Chemours Co. (The)	2,900	76,386

Corteva, Inc.	12,562	500,721

Dow, Inc.	12,529	650,255

DuPont de Nemours, Inc.	12,412	986,133

Eastman Chemical Co.	2,200	216,370

Ecolab, Inc.	4,250	869,167

Element Solutions, Inc.	3,700	63,011

FMC Corp.	2,150	232,824

Huntsman Corp.	3,350	88,507

International Flavors & Fragrances, Inc.#	1,800	202,284

Linde PLC	9,000	2,208,600

LyondellBasell Industries NV, Class A	4,300	368,768

Mosaic Co. (The)	5,565	144,467

NewMarket Corp.	100	39,219

Olin Corp.	2,550	60,971

PPG Industries, Inc.	3,900	525,369

RPM International, Inc.	2,100	173,187

Scotts Miracle-Gro Co. (The)	695	153,880

Sherwin-Williams Co. (The)	1,400	968,520

Valvoline, Inc.	3,050	72,407

W.R. Grace & Co.	1,050	60,921

Westlake Chemical Corp.#	550	42,053

		$10,573,846

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	750	82,522

Martin Marietta Materials, Inc.	1,000	287,410

Vulcan Materials Co.	2,200	328,108

		$698,040

CONTAINERS & PACKAGING – 0.5%

Amcor PLC	25,651	280,622

AptarGroup, Inc.	1,065	141,613

Avery Dennison Corp.	1,400	211,218

Ball Corp.	5,350	470,907

Berry Global Group, Inc.*	2,243	110,737

Crown Holdings, Inc.*	2,218	199,953

Graphic Packaging Holding Co.	4,555	71,331

International Paper Co.	6,400	321,984

Packaging Corp. of America	1,500	201,690

Sealed Air Corp.	2,700	114,129

Silgan Holdings, Inc.	1,305	47,541

Description	Number of Shares	Value

Sonoco Products Co.	1,580	$91,498

Westrock Co.	4,200	174,006

		$2,437,229

METALS & MINING – 0.4%

Freeport-McMoRan, Inc.	24,400	656,604

Newmont Corp.	13,400	798,640

Nucor Corp.	4,900	238,777

Reliance Steel & Aluminum Co.	1,000	116,080

Royal Gold, Inc.	1,058	113,079

Southern Copper Corp.	1,350	89,654

Steel Dynamics, Inc.	3,300	113,091

		$2,125,925

TOTAL MATERIALS		$15,835,040

REAL ESTATE – 2.6%

REAL ESTATE INVESTMENT TRUSTS – 2.5%

Alexandria Real Estate Equities, Inc.	1,765	294,949

American Campus Communities, Inc.	1,850	76,146

American Homes 4 Rent, Class A	3,990	120,618

American Tower Corp.	5,860	1,332,330

Americold Realty Trust	2,740	95,653

Apartment Income REIT Corp.*	2,854	110,650

Apartment Investment & Management Co., Class A	2,854	13,100

Apple Hospitality REIT, Inc.	2,950	36,816

AvalonBay Communities, Inc.	1,872	306,390

Boston Properties, Inc.	2,050	187,103

Brandywine Realty Trust	2,150	23,650

Brixmor Property Group, Inc.	3,750	63,488

Brookfield Property REIT, Inc., Class A#	6,100	105,835

Camden Property Trust	1,270	129,730

CoreSite Realty Corp.	550	73,942

Corporate Office Properties Trust	1,400	36,778

Cousins Properties, Inc.	1,833	57,813

Crown Castle International Corp.	5,540	882,300

CubeSmart	2,583	89,992

CyrusOne, Inc.	1,598	116,574

Digital Realty Trust, Inc.	3,710	534,054

Douglas Emmett, Inc.	2,210	61,239

Duke Realty Corp.	4,960	196,218

Empire State Realty Trust, Inc., Class A	1,550	15,283

EPR Properties	800	31,712

Equinix, Inc.	1,181	873,893

Equity Commonwealth	1,692	48,239

Equity LifeStyle Properties, Inc.	2,350	142,974

Equity Residential	4,900	302,036

Essex Property Trust, Inc.	873	209,180

Extra Space Storage, Inc.	1,700	193,443

Federal Realty Investment Trust	998	87,385

First Industrial Realty Trust, Inc.	1,400	56,896

Gaming and Leisure Properties, Inc.	2,959	121,704

Healthcare Trust of America, Inc., Class A	2,930	82,773

Healthpeak Properties, Inc.	7,230	214,369

Highwoods Properties, Inc.	1,490	55,860

Host Hotels & Resorts, Inc.	9,780	132,519

Hudson Pacific Properties, Inc.	2,053	48,122

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Invitation Homes, Inc.	7,650	$225,522

Iron Mountain, Inc.	4,106	138,249

JBG SMITH Properties	1,721	51,389

Kilroy Realty Corp.	1,525	86,361

Kimco Realty Corp.	5,480	90,475

Lamar Advertising Co., Class A	1,250	100,975

Life Storage, Inc.	975	79,541

Medical Properties Trust, Inc.	7,100	149,881

Mid-America Apartment Communities, Inc.	1,521	201,913

National Retail Properties, Inc.	2,315	90,285

Omega Healthcare Investors, Inc.	3,000	108,660

Outfront Media, Inc.	1,700	30,991

Paramount Group, Inc.	1,850	16,447

Park Hotels & Resorts, Inc.	3,150	52,542

Prologis, Inc.	9,867	1,018,274

Public Storage	2,010	457,516

Rayonier, Inc.	1,915	58,886

Realty Income Corp.	4,710	278,173

Regency Centers Corp.	2,233	105,353

Rexford Industrial Realty, Inc.	1,350	66,069

SBA Communications Corp.	1,450	389,571

Simon Property Group, Inc.	4,293	398,948

SL Green Realty Corp.#	956	64,516

Spirit Realty Capital, Inc.	1,450	55,912

STORE Capital Corp.	3,355	104,072

Sun Communities, Inc.	1,400	200,382

UDR, Inc.	3,930	151,108

Ventas, Inc.	4,986	229,705

VEREIT, Inc.	3,306	116,470

VICI Properties, Inc.	7,238	182,977

Vornado Realty Trust	2,326	92,482

Weingarten Realty Investors	1,510	33,990

Welltower, Inc.	5,570	337,542

Weyerhaeuser Co.	10,342	322,567

WP Carey, Inc.	2,300	152,720

		$13,802,220

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	4,460	271,970

Howard Hughes Corp. (The)*	558	48,083

Jones Lang LaSalle, Inc.*	728	106,441

		$426,494

TOTAL REAL ESTATE		$14,228,714

UTILITIES – 2.2%

ELECTRIC UTILITIES – 1.4%

Alliant Energy Corp.	3,300	160,545

American Electric Power Co., Inc.	6,600	534,006

Avangrid, Inc.	700	32,389

Duke Energy Corp.	9,800	921,200

Edison International	4,750	276,260

Entergy Corp.	2,650	252,624

Evergy, Inc.	2,950	158,503

Eversource Energy	4,550	398,125

Exelon Corp.	12,950	538,202

FirstEnergy Corp.	7,200	221,472

Hawaiian Electric Industries, Inc.	1,500	49,590

Description	Number of Shares	Value

IDACORP, Inc.	600	$52,980

NextEra Energy, Inc.	26,300	2,126,881

NRG Energy, Inc.	3,250	134,583

OGE Energy Corp.	2,613	79,749

PG&E Corp.*	17,750	202,882

Pinnacle West Capital Corp.	1,450	109,113

PPL Corp.	10,200	282,234

Southern Co. (The)	14,150	833,718

Xcel Energy, Inc.	7,000	447,930

		$7,812,986

GAS UTILITIES – 0.0%**

Atmos Energy Corp.	1,750	155,750

National Fuel Gas Co.	1,400	56,364

UGI Corp.	3,100	111,569

		$323,683

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	8,900	217,071

Vistra Corp.	6,450	128,807

		$345,878

MULTI-UTILITIES – 0.6%

Ameren Corp.	3,250	236,340

CenterPoint Energy, Inc.	6,700	141,303

CMS Energy Corp.	3,800	216,144

Consolidated Edison, Inc.	4,400	311,432

Dominion Energy, Inc.	10,893	793,991

DTE Energy Co.	2,550	302,736

MDU Resources Group, Inc.	2,800	73,612

NiSource, Inc.	5,050	111,857

Public Service Enterprise Group, Inc.	6,700	378,081

Sempra Energy	3,850	476,476

WEC Energy Group, Inc.	4,200	373,380

		$3,415,352

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,450	389,599

Essential Utilities, Inc.	3,100	143,530

		$533,129

TOTAL UTILITIES		$12,431,028

TOTAL COMMON STOCKS (COST $192,033,739)		$551,556,504

RIGHTS – 0.0%**

Bristol-Myers Squibb Co. CVR, Expire 05/07/21	89	32

TOTAL RIGHTS (COST $0)		$32

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	14,394

TOTAL WARRANTS (COST $0)		$14,394

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF	1,500	315,255

January 31, 2021 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

iShares Russell 1000 Growth ETF	700	$167,468

iShares Russell 1000 Value ETF	1,200	162,528

TOTAL EQUITY FUNDS		$645,251

TOTAL INVESTMENT COMPANIES (COST $635,492)		$645,251

MONEY MARKET FUND – 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	204,698	204,698

TOTAL MONEY MARKET FUND (COST $204,698)		$204,698

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

REPURCHASE AGREEMENTS – 0.4%

Bank of America Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $414,034 collateralized by U.S. Government Agency Securities, 1.50% to 2.50%, maturing 9/01/50 to 2/01/51; total market value of $422,313.	$414,032	414,032

Bank of Montreal, 0.06%, dated 1/29/21, due 2/01/21, repurchase price $164,827 collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 1/01/36 to 1/01/51; total market value of $168,123.	164,826	164,826

Daiwa Capital Markets America, 0.07%, dated 1/29/21, due 2/01/21, repurchase price $414,034 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/11/21 to 2/01/51; total market value of $422,313.

	414,032	414,032

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $414,034 collateralized by U.S. Government Agency Securities, 2.00% to 8.50%, maturing 2/01/23 to 4/01/51; total market value of $422,313.	$414,032	$414,032

HSBC Securities USA, Inc., 0.05%, dated 1/29/21, due 2/01/21, repurchase price $414,034 collateralized by U.S. Government Agency Securities, 2.50% to 5.00%, maturing 10/20/40 to 10/20/50; total market value of $422,313.	414,032	414,032

RBC Dominion Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $414,034 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.63%, maturing 2/18/21 to 1/20/51; total market value of $422,313.	414,032	414,032

TOTAL REPURCHASE AGREEMENTS (COST $2,234,986)		$2,234,986

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,234,986)		$2,234,986

TOTAL INVESTMENTS – 100.3% (COST $195,108,915)		$554,655,865

COLLATERAL FOR SECURITIES ON LOAN – (0.4%)		(2,234,986)

OTHER ASSETS LESS LIABILITIES – 0.1%		515,106

TOTAL NET ASSETS – 100.0%		$552,935,985

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$551,556,504	$—	$—	$551,556,504

Rights	32	—	—	32

Warrants	14,394	—	—	14,394

Investment Companies	645,251	—	—	645,251

Money Market Fund	204,698	—	—	204,698

Repurchase Agreements	—	2,234,986	—	2,234,986

Total	$552,420,879	$2,234,986	$—	$554,655,865

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

§	Affiliated company.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)